Long-Term Borrowings (Tables)	6 Months Ended
Jun. 30, 2024
Long-Term Borrowings [Abstract]
Schedule of Long-Term Borrowings
Type of borrowings	Interest rate	June 30, 2024
Bank borrowings
Collateralized borrowings	2.51%	1,387,587
Collateralized borrowings	2.52%	1,212,277
Collateralized borrowings	2.97%	307,555
UnCollateralized borrowings	3.05%	188,847
Collateralized borrowings	3.05%	2,826,497
Collateralized borrowings	3.05%	1,487,630
		7,410,393
Less: Current portion		(2,018,170)
		5,392,223

Type of borrowings	Interest rate	December 31, 2023
Bank borrowings
Collateralized borrowings	2.39%	1,891,735
Collateralized borrowings	2.40%	1,439,711
Collateralized borrowings	2.85%	428,033
UnCollateralized borrowings	2.92%	256,157
Collateralized borrowings	2.92%	3,029,959
Collateralized borrowings	2.92%	1,594,716
		8,640,311
Less: Current portion		(1,817,873)
		6,822,438